Commitments and Contingent Liabilities (Maximum Potential Obligation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitment Period Two Thousand Twenty Six [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 500.0	$ 0
Commitment Period Two Thousand Thirty Three [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	1,350.0	0
Commitment Period Two Thousand Thirty Five [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	0	560.0
Commitment Period Two Thousand Thirty Six [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 1,250.0	$ 0